ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2017	2018
	$	$

Accounts receivable	3,469	2,223
Allowances for doubtful accounts	(66)	—
	3,403	2,223

Details of the movements of the allowances for doubtful accounts are as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$

At beginning of year	6	6	66
Allowance (reverse) for the year	—	60	(66)
At end of year	6	66	—